Document and Entity Information	2 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	Boston Investment & Development Corp.
Entity Central Index Key	0001568875
Document Type	S-1
Document Period End Date	May 23, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2013

BALANCE SHEET (USD $)	Mar. 31, 2013
Current assets:
Cash and cash equivalents	$ 42,201
TOTAL ASSETS	42,201
Stockholders' Equity
Preferred stock, $0.0001 par value, 100,000,000 authorized shares; no shares issued and outstanding	0
Common stock, $0.0001 par value; 100,000,000 shares authorized; 2,000,000 shares issued and outstanding	200
Additional paid-in capital	1,542,000
Retained earnings during development stage	1
Subscription receivable	(1,500,000)
Total Stockholders' Equity	42,201
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 42,201

BALANCE SHEET (Parenthetical) (USD $)	Mar. 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock, Par Value	$ 0.0001
Preferred Stock, Authorized Shares	100,000,000
Preferred Stock, Issued	0
Preferred Stock Outstanding	0
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Authorized	100,000,000
Common Stock, Shares Issued	2,000,000
Common Stock, Shares Outstanding	2,000,000

STATEMENTS OF OPERATIONS (USD $)	2 Months Ended
Mar. 31, 2013
Income Statement [Abstract]
Revenue	$ 0
Operating expenses:	0
Loss from operations	0
Other income/(expenses)
Interest income	1
Net income	1
Earnings per common share - basic and diluted
Earnings per share attributable to common stockholders	$ 0
Weighted-average number of common shares outstanding	917,634

STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional paid-In Capital	Retained Earnings Accumulated During Development Stage	Subscription Receivable	Total
Balance, Amount at Jan. 22, 2013	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, Shares at Jan. 22, 2013	0
Common stock issued for cash at $0.042 per share, Shares	478,000
Common stock issued for cash at $0.042 per share, Value	48	20,152	0	0	20,200
Common stock issued for cash at $1 per share, Shares	22,000
Common stock issued for cash at $1 per share, Value	2	21,998	0	0	22,000
Common stock issued for subscription at $1 per share for acquisition of property, Shares	1,500,000
Common stock issued for subscription at $1 per share for acquisition of property, Value	150	1,499,850	0	(1,500,000)	0
Net income for the period	0	0	1	0	1
Balance, Amount at Mar. 31, 2013	$ 200	$ 1,542,000	$ 1	$ (1,500,000)	$ 42,201
Balance, Shares at Mar. 31, 2013	2,000,000

STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	Jan. 13, 2013 Common stock issued for cash at $0.042 per share	Feb. 28, 2013 Common stock issued for cash at $1 per share	Mar. 13, 2013 Common stock issued for the purchase of Land and Buildings at $1 per share
Share price	$ 0.042	$ 1	$ 1

STATEMENT OF CASH FLOWS (USD $)	2 Months Ended
Mar. 31, 2013
CASH FLOW FROM OPERATING ACTIVITIES
Net income for the period	$ 1
Net cash provided by operating activities	1
CASH FLOW FROM INVESTING ACTIVITIES	0
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	42,200
Net cash provided by financing activities	42,200
Increase in cash and cash equivalents	42,201
Cash and cash equivalents at the beginning of the period	0
Cash and cash equivalents at the end of the period	$ 42,201

NOTE 1 - NATURE OF BUSINESS AND BASIS OF PRESENTATION	2 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
NOTE 1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF BUSINESS AND BASIS OF PRESENTATION

Boston Investment and Development Corp. is a Nevada corporation (the “Company”), incorporated under the laws of the State of Nevada on January 23, 2013. The Company is in the development stage as defined by Accounting Standards Codification 915 (ASC 915), “Accounting and Reporting by Development Stage Enterprises”. The Company is devoting substantially all of its efforts to development of business plans. The business plan of the Company is the construction and management of multi-family home developments and the subsequent sale thereof.

Basis of Presentation

The Company maintains its accounting records on an accrual basis in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

These financial statements are presented in US dollars.

Fiscal Year End

The Corporation has adopted a fiscal year end of December 31.

Going concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. As at March 31, 2013, the Company has earned no revenues since inception and has minimal working capital. The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements for the period ending December 31, 2013.

The ability of the Company to emerge from the development stage is dependent upon, among other things, obtaining additional financing to continue operations, and development of its business plan. In response to these problems, management intends to raise additional funds through public or private placement offerings.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts or revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	2 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies are set out below. These policies have been consistently applied to the period presented, unless otherwise stated:

Cash and cash equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

Real Estate Assets

Real estate assets are stated at cost less accumulated depreciation and amortization. Costs directly related to the acquisition, development and construction of properties are capitalized. Acquisition-related costs are expensed as incurred. Capitalized development and construction costs include pre-construction costs essential to the development of the property, development and construction costs, interest, property taxes, insurance, salaries and other project costs incurred during the period of development.

Ordinary repairs and maintenance are expensed as incurred; major replacements and betterments, which improve or extend the life of the asset, are capitalized and depreciated over their estimated useful lives. Fully-depreciated assets are removed from the accounts.

The Company considers a construction project as substantially completed and held available for sale upon the completion of tenant improvements, but no later than one year from cessation of major construction activity (as distinguished from activities such as routine maintenance and cleanup).

Depreciation is calculated using the straight-line method over the estimated useful lives of the properties. The estimated useful lives are as follows:

Buildings and improvements	- 15 to 40 years
Other building and land improvements	- 20 years
Furniture, fixtures and equipment	- 5 to 10 years

Impairment of Long Lived Assets

For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The Company assesses the impairment of long-lived assets (including identifiable intangible assets) annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

When management determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more of the above indicators of impairment, we test for any impairment based on a projected undiscounted cash flow method. Projected future operating results and cash flows of the asset or asset group are used to establish the fair value used in evaluating the carrying value of long-lived and intangible assets. The Company estimates the future cash flows of the long-lived assets using current and long-term financial forecasts. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If this were the case, an impairment loss would be recognized. The impairment loss recognized is the amount by which the carrying amount exceeds the fair value.

Real Estate Assets Held for Sale and Discontinued Operations

The Company periodically classifies real estate assets as held for sale. An asset is classified as held for sale after the approval of the Company’s board of directors and after an active program to sell the asset has commenced. Upon the classification of a real estate asset as held for sale, the carrying value of the asset is reduced to the lower of its net book value or its estimated fair value, less costs to sell the asset. Subsequent to the classification of assets as held for sale, no further depreciation expense is recorded. Real estate assets held for sale are stated separately on the accompanying balance sheets. Upon a decision to no longer market an asset for sale, the asset is classified as an operating asset and depreciation expense is reinstated.

Earnings per share

The Company computes net loss per share in accordance with ASC 260, "Earnings per Share". ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all potential dilutive common shares, which comprise options granted to employees. As at March 31, 2013, the Company had no potentially dilutive shares.

Income taxes

Income taxes are accounted for in accordance with ASC Topic 740, “Income Taxes.” Under the asset and liability method, deferred tax assets and liabilities are recognized for the future consequences of differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases (temporary differences). Deferred tax assets and liabilities are measured using tax rates expected to apply to taxable income in the years in which those temporary differences are recovered or settled. Valuation allowances for deferred tax assets are established when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

NOTE 3 - STOCKHOLDERS' EQUITY	2 Months Ended
Mar. 31, 2013
Equity [Abstract]
NOTE 3. STOCKHOLDERS EQUITY

NOTE 3 – STOCKHOLDER’S EQUITY

Common Stock

On January 13, 2013, the Company issued 478,000 shares of common stock to the director and officer of the Corporation at a price of $0.042 per share for cash, for $20,200.

Between February 28, 2013, and March 13, 2013, the Company issued 22,000 shares to a total of 44 various individuals at a price of $1 per share for cash, for $22,000.

On March 31, 2013, the Company issued 1,500,000 shares of common stock at $1 each to The Mazzal Trust for subscription receivable, for the purchase of Land and Buildings as described in Note 4.

NOTE 4 - REAL ESTATE ACQUISITIONS	2 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
NOTE 4. REAL ESTATE ACQUISITIONS

NOTE 4 – REAL ESTATE ACQUISITIONS

On March 31, 2013, the Company entered into a standard Land Purchase and Sale Agreement with the Mazzal Trust for the acquisition of land and buildings know as 171 Hart Street, Taunton, MA, 02780 for the purchase price of one and a half million shares in the Company.

The property title was transferred on May 29, 2013, in accordance with the Land Purchase and Sale Agreement.

NOTE 5 - RELATED PARTY TRANSACTIONS	2 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
NOTE 5. RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Details of transactions between the Company and related parties are disclosed below:

The following entities have been identified as related parties :

Mr. Nissim Trabelsi  - Director and greater than 10% stockholder

The Mazzal Trust - Company treasurer and greater than 10% stockholder

On March 31, 2013, the Company entered into a standard Land Purchase and Sale Agreement with the Mazzal Trust to acquire property as described in note 4; the transfer was effective as of May 29, 2013. The property was paid for in full through a stock issuance as described in note 3.

NOTE 6 - INCOME TAXES	2 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
NOTE 6. INCOME TAXES

NOTE 6 – INCOME TAXES

The provision/(benefit) for income taxes for the period ended March 31, 2013 was as follows (assuming a 15% effective tax rate):
2013
$

Current Tax Provision
Federal-
Taxable income
Total current tax provision	1
—

Deferred Tax Provision
Federal-
Loss carry forwards	—
Change in valuation allowance	—
Total deferred tax provision	—

As of March 31, 2013, the Company had no tax loss carryforwards that could be utilized in future periods to reduce taxable income. The Company did not identify any material uncertain tax positions. The Company did not recognize any interest or penalties for unrecognized tax benefits. The federal income tax returns of the Company are subject to examination by the IRS, generally for three years after they are filed.

NOTE 7 – SHARE BASED PAYMENTS	2 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
NOTE 7 – SHARE BASED PAYMENTS

NOTE 7 – SHARE BASED PAYMENTS

The Company accounts for the issuance of equity instruments to acquire goods and/or services based on the fair value of the goods and services or the fair value of the equity instrument at the time of issuance, whichever is more readily determinable. The Company's accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of standards issued by the FASB. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor's performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

NOTE 8 - RECENT ACCOUNTING STANDARDS UPDATES	2 Months Ended
Mar. 31, 2013
Accounting Changes and Error Corrections [Abstract]
NOTE 8. RECENT ACCOUNTING STANDARDS UPDATES

NOTE 8 – RECENT ACCOUNTING STANDARDS UPDATES

In October 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

NOTE 9 - FAIR VALUE MEASUREMENTS	2 Months Ended
Mar. 31, 2013
Notes to Financial Statements
NOTE 9 - FAIR VALUE MEASUREMENTS

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820. Under this FASB, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company has various financial instruments that must be measured under the new fair value standard including: cash in bank. The Company currently does not have non-financial assets or non-financial liabilities that are required to be measured at fair value on a recurring basis. The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy. The three levels are as follows:

- Level 1: Quoted prices in active markets for identical instruments;

- Level 2: Other significant observable inputs (including quoted prices in active markets for similar instruments);

- Level 3: Significant unobservable inputs (including assumptions in determining the fair value of certain investments).

Financial assets and liabilities carried at fair value and measured on a recurring basis as of March 31, 2013 are classified in the hierarchy as follows:

	Level 1	Level 2	Level 3	Total
	$	$	$	$

Cash and cash equivalents	42,201	—	—	42,201
Total financial assets carried at fair value	42,201	—	—	42,201

NOTE 10 - SUBSEQUENT EVENTS	2 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
NOTE 10. SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

On May 1, 2013, the Company appointed to the board of directors, Mr. Harold Fisher.

On May 29, 2013 the Company received title to the property know as 171 Hart Street, Taunton, MA, 02780 as more fully described in note 4.

In accordance with ASC 855-10, Company management reviewed all material events through the date of this report and determined that there are no additional material subsequent events to report.

NOTE 1 - NATURE OF BUSINESS AND BASIS OF PRESENTATION (Policies)	2 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation

The Company maintains its accounting records on an accrual basis in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

These financial statements are presented in US dollars.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts or revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	2 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Cash and cash equivalents	The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.
Real Estate Assets

NOTE 4 – REAL ESTATE ACQUISITIONS

On March 31, 2013, the Company entered into a standard Land Purchase and Sale Agreement with the Mazzal Trust for the acquisition of land and buildings know as 171 Hart Street, Taunton, MA, 02780 for the purchase price of one and a half million shares in the Company.

The property title was transferred on May 29, 2013, in accordance with the Land Purchase and Sale Agreement.

Impairment of Long Lived Assets

For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The Company assesses the impairment of long-lived assets (including identifiable intangible assets) annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

When management determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more of the above indicators of impairment, we test for any impairment based on a projected undiscounted cash flow method. Projected future operating results and cash flows of the asset or asset group are used to establish the fair value used in evaluating the carrying value of long-lived and intangible assets. The Company estimates the future cash flows of the long-lived assets using current and long-term financial forecasts. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If this were the case, an impairment loss would be recognized. The impairment loss recognized is the amount by which the carrying amount exceeds the fair value.

Real Estate Assets Held for Sale and Discontinued Operations

The Company periodically classifies real estate assets as held for sale. An asset is classified as held for sale after the approval of the Company’s board of directors and after an active program to sell the asset has commenced. Upon the classification of a real estate asset as held for sale, the carrying value of the asset is reduced to the lower of its net book value or its estimated fair value, less costs to sell the asset. Subsequent to the classification of assets as held for sale, no further depreciation expense is recorded. Real estate assets held for sale are stated separately on the accompanying balance sheets. Upon a decision to no longer market an asset for sale, the asset is classified as an operating asset and depreciation expense is reinstated.

Earnings per share

The Company computes net loss per share in accordance with ASC 260, "Earnings per Share". ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all potential dilutive common shares, which comprise options granted to employees. As at March 31, 2013, the Company had no potentially dilutive shares.

Income taxes

Income taxes are accounted for in accordance with ASC Topic 740, “Income Taxes.” Under the asset and liability method, deferred tax assets and liabilities are recognized for the future consequences of differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases (temporary differences). Deferred tax assets and liabilities are measured using tax rates expected to apply to taxable income in the years in which those temporary differences are recovered or settled. Valuation allowances for deferred tax assets are established when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	2 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Estimated useful lives of properties
Buildings and improvements	- 15 to 40 years
Other building and land improvements	- 20 years
Furniture, fixtures and equipment	- 5 to 10 years

NOTE 6 - INCOME TAXES (Tables)	2 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision/(benefit) for income taxes for the period ended March 31, 2013 was as follows (assuming a 15% effective tax rate):
2013
$

Current Tax Provision
Federal-
Taxable income
Total current tax provision	1
—

Deferred Tax Provision
Federal-
Loss carry forwards	—
Change in valuation allowance	—
Total deferred tax provision	—

As of March 31, 2013, the Company had no tax loss carryforwards that could be utilized in future periods to reduce taxable income. The Company did not identify any material uncertain tax positions. The Company did not recognize any interest or penalties for unrecognized tax benefits. The federal income tax returns of the Company are subject to examination by the IRS, generally for three years after they are filed.

NOTE 9 - FAIR VALUE MEASUREMENTS (Tables)	2 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
	Level 1	Level 2	Level 3	Total
	$	$	$	$

Cash and cash equivalents	42,201	—	—	42,201
Total financial assets carried at fair value	42,201	—	—	42,201

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful Lives (Details)	2 Months Ended
Mar. 31, 2013
Buildings and improvements | Minimum
Useful life	15 years
Buildings and improvements | Maximum
Useful life	40 years
Other building and land improvements | Average
Useful life	20 years
Furniture, fixtures and equipment | Minimum
Useful life	5 years
Furniture, fixtures and equipment | Maximum
Useful life	10 years

NOTE 3 - STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	2 Months Ended			2 Months Ended		2 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Common stock issued for cash at $0.042 per share	Jan. 13, 2013 Common stock issued for cash at $0.042 per share	Mar. 31, 2013 Common stock issued for cash at $1 per share	Feb. 28, 2013 Common stock issued for cash at $1 per share	Mar. 31, 2013 Common stock issued for the purchase of Land and Buildings at $1 per share	Mar. 13, 2013 Common stock issued for the purchase of Land and Buildings at $1 per share
Share price			$ 0.042		$ 1		$ 1
Common stock issued for cash		478,000		22,000
Common stock issued for the purchase of Land and Buildings						1,500,000
Proceeds from sale of common stock	$ 42,200	$ 20,200		$ 22,000

NOTE 6 - INCOME TAXES - Provision for Income Taxes (Details) (USD $)	2 Months Ended
Mar. 31, 2013
Current Tax Provision, Federal Taxable income
Total current tax provision	$ 1
Deferred Tax Provision
Federal- Loss carry forwards	0
Change in valuation allowance	0
Total deferred tax provision	$ 0

NOTE 9 - FAIR VALUE MEASUREMENTS (Details) (USD $)	Mar. 31, 2013
Cash and cash equivalents	$ 42,201
Total financial assets carried at fair value	42,201
Level 1
Cash and cash equivalents	42,201
Total financial assets carried at fair value	42,201
Level 2
Cash and cash equivalents	0
Total financial assets carried at fair value	0
Level 3
Cash and cash equivalents	0
Total financial assets carried at fair value	$ 0